Capital Management and Risk Policies - Summary of Retail Portfolios (Detail)	12 Months Ended
Dec. 31, 2019
Retail Portfolio [member] | A,B1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	Between 30 and 90 past due days
Retail Portfolio [member] | C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	It does not apply to defaulted clients
Retail Like Portfolio [member] | C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	It does not apply to defaulted clients
Wholesale Portfolio [member] | C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	It does not apply to defaulted clients
Wholesale Portfolio [member] | A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	Probability of Default (“PD”) or Score with impairment risk